FIXED ASSETS	12 Months Ended
Dec. 31, 2021
FIXED ASSETS
FIXED ASSETS

NOTE 9 - FIXED ASSETS:

The composition of assets and accumulated depreciation are grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2021	2020	2021	2020	2021	2020
	U.S. dollars in thousands
Office furniture and equipment (including computers)	1,024	753	677	479	347	274
Leasehold improvements	357	357	132	120	225	237
	1,381	1,110	809	599	572	511